SUPPLEMENT DATED OCTOBER 20, 2006

TO THE PROSPECTUS OF

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND

Dated April 28, 2006

Richard J. Papetti has been replaced as a portfolio manager of Alternative Investment Partners Absolute Return Fund (the “Fund”) by Mark L.W. van der Swan. In connection with this change of portfolio managers, the Fund’s Prospectus is hereby revised as follows:

The reference to Richard J. Papetti in the section of the Prospectus entitled “Summary of Terms – The Adviser” is hereby deleted and Mark L.W. van der Swan is added as a Portfolio Manager in that section. In addition, the biography of Richard J. Papetti in the section of the Prospectus entitled “Management of the Fund - Management Team” is hereby deleted and the following biography paragraph is hereby added to the end of that section:

Mark L.W. van der Zwan, CFA. Mr. van der Zwan is a vice president of MSIM and a portfolio manager for Liquid Market portfolios, including, without limitation, Morgan Stanley Liquid Markets Fund I LP, Morgan Stanley Liquid Markets Fund II LP, Morgan Stanley Multi-Strategy Fund p.l.c., Morgan Stanley Institutional Fund of Hedge Funds LP, Morgan Stanley Institutional Fund of Hedge Funds II LP, Morgan Stanley Insurance Dedicated Fund of Hedge Funds LP, Morgan Stanley Opportunistic Fund LP, Morgan Stanley Global Long/Short Fund LP since September 2006, and the Fund. He was promoted to portfolio manager in September 2006 after having served as an investment analyst since he joined MSIM in September 2004. Mr. van der Zwan has more than seven years of relevant industry experience. He is also a member of the Investment Committee. Prior to joining MSIM, he was a senior consultant with Alan D. Biller & Associates, Inc., an institutional investment consulting firm with approximately $40 billion in assets under advisory. He has also held various positions at the National Research Council of Canada where he conducted advanced computational modeling research. Mr. van der Zwan received both a B.Sc. with honors in chemistry and an M.B.A. in finance from Queen’s University in Ontario, Canada. Mr. van der Zwan holds the Chartered Financial Analyst designation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUPPLEMENT DATED OCTOBER 20, 2006

TO THE STATEMENT OF ADDITIONAL INFORMATION OF

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND

Dated April 28, 2006

All references to Richard J. Papetti in the Statement of Additional Information of Alternative Investment Partners Absolute Return Fund are hereby deleted and replaced with Mark L.W. van der Swan.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.